Quarterly Holdings Report
for
Fidelity Advisor® Global Capital Appreciation Fund
July 31, 2024
AGLO-NPRT3-0924
1.804860.120
Common Stocks - 93.3%
	Shares	Value ($)
Canada - 1.4%
Canadian Natural Resources Ltd.	57,800	2,050,744
China - 3.5%
NXP Semiconductors NV	7,200	1,894,752
PDD Holdings, Inc. ADR (a)	12,300	1,585,347
Tencent Holdings Ltd.	36,200	1,670,502
TOTAL CHINA		5,150,601
Denmark - 1.7%
Novo Nordisk A/S Series B	18,600	2,464,368
France - 0.9%
LVMH Moet Hennessy Louis Vuitton SE	1,850	1,304,920
Germany - 0.8%
Rheinmetall AG	2,250	1,226,784
India - 2.3%
HDFC Bank Ltd.	176,400	3,408,838
Japan - 3.5%
Hitachi Ltd.	160,000	3,457,069
Sumitomo Mitsui Financial Group, Inc.	24,800	1,790,881
TOTAL JAPAN		5,247,950
Netherlands - 2.3%
ASML Holding NV (Netherlands)	3,700	3,405,678
Sweden - 1.0%
Bergman & Beving AB (B Shares)	50,443	1,493,149
Taiwan - 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	29,900	4,957,420
United Kingdom - 0.2%
Starling Bank Ltd. Series D (a)(b)(c)	72,300	294,636
United States of America - 72.4%
Alphabet, Inc. Class A	20,500	3,516,570
Amazon.com, Inc. (a)	38,700	7,236,126
American Express Co.	7,200	1,821,888
AMETEK, Inc.	18,500	3,209,380
Amphenol Corp. Class A	37,400	2,403,324
Apollo Global Management, Inc.	18,500	2,318,235
Apple, Inc.	28,800	6,395,904
Arthur J. Gallagher & Co.	8,700	2,466,363
Boston Scientific Corp. (a)	31,600	2,334,608
Cintas Corp.	2,900	2,215,426
Danaher Corp.	9,200	2,549,136
Deckers Outdoor Corp. (a)	4,800	4,428,624
Eaton Corp. PLC	9,000	2,743,110
Eli Lilly & Co.	4,150	3,337,721
Exxon Mobil Corp.	20,800	2,466,672
Fiserv, Inc. (a)	26,950	4,408,212
Intercontinental Exchange, Inc.	13,900	2,106,684
JPMorgan Chase & Co.	15,200	3,234,560
Loar Holdings, Inc.	200	12,500
Marvell Technology, Inc.	21,200	1,419,976
MasterCard, Inc. Class A	8,900	4,127,019
Meta Platforms, Inc. Class A	10,200	4,843,266
Microsoft Corp.	20,250	8,471,588
Moody's Corp.	5,600	2,556,288
NVIDIA Corp.	80,200	9,385,003
Pure Storage, Inc. Class A (a)	15,900	952,887
S&P Global, Inc.	4,700	2,278,231
Salesforce, Inc.	7,300	1,889,240
Sherwin-Williams Co.	4,900	1,718,920
Thermo Fisher Scientific, Inc.	3,900	2,392,026
United Rentals, Inc.	2,200	1,665,620
Visa, Inc. Class A	12,400	3,294,308
W.W. Grainger, Inc.	1,700	1,660,577
Watsco, Inc. (d)	4,200	2,055,858
TOTAL UNITED STATES OF AMERICA		107,915,850
TOTAL COMMON STOCKS (Cost $85,616,335)		138,920,938

Preferred Stocks - 1.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.4%
United States of America - 0.4%
Wasabi Holdings, Inc. Series C (a)(b)(c)	50,623	685,942
Nonconvertible Preferred Stocks - 0.9%
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	27,930	1,323,310
TOTAL PREFERRED STOCKS (Cost $1,667,244)		2,009,252

Money Market Funds - 6.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	7,853,910	7,855,481
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	2,012,899	2,013,100
TOTAL MONEY MARKET FUNDS (Cost $9,868,581)		9,868,581

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $97,152,160)	150,798,771
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(1,835,306)
NET ASSETS - 100.0%	148,963,465

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $980,578 or 0.7% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	138,336

Wasabi Holdings, Inc. Series C	3/31/21 - 4/30/21	549,998

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	12,424,845	25,904,507	30,473,882	334,567	11	-	7,855,481	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	610,370	13,421,133	12,018,403	768	-	-	2,013,100	0.0%
Total	13,035,215	39,325,640	42,492,285	335,335	11	-	9,868,581

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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